Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Disclosure with Respect to Cash Flows
Schedule of supplemental disclosure with respect to cash flows

In $000s	2024	2023
Additions to mineral property, plant and equipment in accounts payable and accrued liabilities	$17,311	$750
Leasehold improvement allowance in receivables	$—	$905
Share issue costs in accounts payable and accrued liabilities	$106	$85
Transaction costs on issuance of convertible debenture in accounts payable and accrued liabilities	$—	$51
Additions to exploration and evaluation assets in accounts payable and accrued liabilities	$—	$1,112
Acquisition of vehicles through loan financing	$4,848	$—
Depreciation capitalized in construction-in-progress	$1,243	$—
Transaction costs on sale of NSR royalty in accounts payable and accrued liabilities	$—	$90
Settlement of accrued directors' fees through issuance of DSUs	$450	$450